UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21258

                             PNC LONG-SHORT FUND LLC
               (Exact name of registrant as specified in charter)
                                    --------


                                Two Hopkins Plaza
                               Baltimore, MD 21201
               (Address of principal executive offices) (Zip code)

                      SEI Investments Global Funds Services
                             1 Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-239-0418

                     DATE OF FISCAL YEAR END: MARCH 31, 2009

                  DATE OF REPORTING PERIOD: SEPTEMBER 30, 2008

ITEM 1.    REPORTS TO STOCKHOLDERS.



PNC LONG-SHORT FUND LLC
SEMI-ANNUAL REPORT (UNAUDITED)
SEPTEMBER 30, 2008

PNC LONG-SHORT FUND LLC
CONTENTS (UNAUDITED)
SEPTEMBER 30, 2008

                                                                            PAGE
                                                                            ----
FINANCIAL STATEMENTS
Statement of Assets and Liabilities .....................................     2
Statement of Operations .................................................     3
Statements of Changes in Members' Capital ...............................     4
Statement of Cash Flows .................................................     5
Financial Highlights ....................................................     6
Notes to Financial Statements ...........................................     7
Board Approval of Investment Management and Advisory Agreements .........    13
Other Information .......................................................    16

PNC LONG-SHORT FUND LLC
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
SEPTEMBER 30, 2008

ASSETS
Investment in PNC Long-Short Master Fund LLC ("Master Fund")        $39,231,132
Receivable from Master Fund for tender offers                         5,000,000
Restricted cash                                                         250,000
Receivable from Manager                                                   4,337
Prepaid directors' fees                                                   3,402
Prepaid expenses                                                          5,073
                                                                    -----------
   Total assets                                                      44,493,944
                                                                    -----------
LIABILITIES
Note payable for tender offers                                        5,250,000
Due to Master Fund                                                      339,288
Incentive fee payable                                                    11,252
Administration fee payable                                               32,565
Other accrued expenses                                                   58,698
                                                                    -----------
   Total liabilities                                                  5,691,803
                                                                    -----------
   Net assets                                                       $38,802,141
                                                                    ===========

MEMBERS' CAPITAL
Capital                                                              23,376,024
Accumulated net investment loss                                      (7,780,746)
Accumulated net realized gain on investments                         11,550,098
Net unrealized appreciation on investments                           11,656,765
                                                                    -----------
      Members' capital                                              $38,802,141
                                                                    ===========

    The accompanying notes are an integral part of the financial statements.

PNC LONG-SHORT FUND LLC
STATEMENT OF OPERATIONS (UNAUDITED)
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2008

NET INVESTMENT LOSS ALLOCATED FROM MASTER FUND
   Dividend income                                                  $    19,059
   Expenses                                                            (478,023)
                                                                    -----------
      Net investment loss allocated from Master Fund                   (458,964)
                                                                    -----------

OPERATING EXPENSES
Incentive fees                                                           11,252
Administration fees                                                      70,401
Chief Compliance Officer fees                                             3,932
Directors' fees                                                           3,853
Audit and tax fees                                                       27,196
Printing fees                                                            20,072
Legal fees                                                               10,436
Registration fees                                                         1,151
Other expenses                                                            7,602
                                                                    -----------
         Total expenses                                                 155,895
Less:
   Expense waiver/reimbursement from Manager                            (85,961)
                                                                    -----------
         Net expenses                                                    69,934
                                                                    -----------
         Net investment loss                                           (528,898)
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED
   FROM MASTER FUND
Net realized gain on investments                                        694,454
Net change in unrealized appreciation on investments                 (3,803,754)
                                                                    -----------
         Net realized and unrealized loss on investments
            allocated from Master Fund                               (3,109,300)
                                                                    -----------
Net decrease in members' capital from operating activities          $(3,638,198)
                                                                    ===========

    The accompanying notes are an integral part of the financial statements.

PNC LONG-SHORT FUND LLC
STATEMENTS OF CHANGES IN MEMBERS' CAPITAL

FOR THE YEAR ENDED MARCH 31, 2008

FROM OPERATING ACTIVITIES
Net investment loss                                                 $(1,322,878)
Net realized gain on investments                                      5,978,867
Net change in unrealized appreciation on investments                 (2,701,336)
                                                                    -----------
   Net increase in members' capital from operating activities         1,954,653
                                                                    -----------
MEMBERS' CAPITAL TRANSACTIONS
Proceeds from sales of Interests                                        595,000
Cost of Interests repurchased                                        (8,514,986)
                                                                    -----------
   Net decrease in members' capital from capital transactions        (7,919,986)
                                                                    -----------
MEMBERS' CAPITAL
Balance at beginning of year                                         53,280,672
                                                                    -----------
Balance at end of year                                              $47,315,339
                                                                    ===========

FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2008 (unaudited)

FROM OPERATING ACTIVITIES
Net investment loss                                                 $  (528,898)
Net realized gain on investments                                        694,454
Net change in unrealized appreciation on investments                 (3,803,754)
                                                                    -----------
   Net decrease in members' capital from operating activities        (3,638,198)
                                                                    -----------
MEMBERS' CAPITAL TRANSACTIONS
Proceeds from sales of Interests                                        125,000
Cost of Interests repurchased                                        (5,000,000)
                                                                    -----------
   Net decrease in members' capital from capital transactions        (4,875,000)
                                                                    -----------
MEMBERS' CAPITAL
Balance at beginning of period                                       47,315,339
                                                                    -----------
Balance at end of period                                            $38,802,141
                                                                    ===========

    The accompanying notes are an integral part of the financial statements.

PNC LONG-SHORT FUND LLC
STATEMENT OF CASH FLOWS (UNAUDITED)
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2008

CASH FLOWS FROM OPERATING ACTIVITIES
Net decrease in members' capital from operating activities          $(3,638,198)
Adjustments to reconcile net decrease in members' capital from operating activities to net cash provided by operating activities:
   Purchase of investment in Master Fund                               (125,351)
   Proceeds from sale of investment in Master Fund                    4,950,000
   Net investment loss and realized/unrealized loss allocated
      from Master Fund                                                3,568,264
   Decrease in restricted cash                                          223,443
   Increase in prepaid directors' fees                                   (2,854)
   Increase in prepaid expenses                                          (2,183)
   Decrease in receivable from Manager                                   27,292
   Decrease in incentive fee payable                                   (206,098)
   Increase in due to Master Fund                                       256,467
   Decrease in Chief Compliance Officer fees payable                       (652)
   Increase in administration fee payable                                 7,500
   Increase in other accrued expenses                                    40,813
                                                                    -----------
      Net cash provided by operating activities                       5,098,443
                                                                    -----------

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sales of Interests                                         75,000
Cost of Interests repurchased                                        (5,173,443)
                                                                    -----------
      Net cash used in financing activities                          (5,098,443)
                                                                    -----------
      Net change in cash and cash equivalents                                --

CASH AND CASH EQUIVALENTS
Beginning of period                                                          --
                                                                    -----------
End of period                                                       $        --
                                                                    -----------

NON-CASH FINANCING ACTIVITIES
   Receivable from Master Fund for tender offers                    $ 5,000,000

    The accompanying notes are an integral part of the financial statements.

PNC LONG-SHORT FUND LLC
FINANCIAL HIGHLIGHTS

                                               SIX-MONTH
                                              PERIOD ENDED      YEAR        YEAR        YEAR        YEAR        YEAR
                                             SEPTEMBER 30,     ENDED       ENDED       ENDED       ENDED       ENDED
                                                  2008       MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,
                                              (UNAUDITED)      2008        2007+        2006        2005        2004
                                             -------------   ---------   ---------   ---------   ---------   ---------
TOTAL RETURN
Total return before incentive fee (1)            (7.86)%        3.95%       7.73%      19.15%       4.34%      14.69%
Incentive fee                                    (0.00)%       (0.40)%     (1.10)%     (1.91)%     (0.43)%     (1.34)%
                                               -------       -------     -------     -------     -------     -------
      Total return after incentive fee (1)       (7.86)%        3.55%       6.63%      17.24%       3.91%      13.35%
                                               =======       =======     =======     =======     =======     =======
Net assets, end of period (000's)              $38,802       $47,315     $53,281     $49,020     $46,662     $42,418

RATIOS TO AVERAGE NET ASSETS
Net investment loss ratio,
   before waivers and reimbursements             (2.47)%(4)    (2.73)%     (3.48)%     (4.60)%     (3.24)%     (4.22)%
   net of waivers and reimbursements             (2.12)%(4)    (2.40)%     (3.04)%     (3.84)%     (2.49)%     (3.45)%
Expense ratio before incentive fee,
   before waivers and reimbursements (2)          2.52%(4)      2.39%       2.41%       2.84%       2.81%       2.87%
   net of waivers and reimbursements (2)          2.17%(4)      2.06%       1.97%       2.08%       2.06%       2.10%

Expense ratio before incentive fee,
   net of waivers and reimbursements              2.17%(4)      2.06%       1.97%       2.08%       2.06%       2.10%
Incentive fee                                     0.02%(5)      0.40%       1.10%       1.76%       0.44%       1.35%
                                               -------       -------     -------     -------     -------     -------
   Expense ratio after incentive fee, net
      of waivers and reimbursements               2.19%         2.46%       3.07%       3.84%       2.50%       3.45%
                                               =======       =======     =======     =======     =======     =======
Portfolio turnover (3)                            1.98%(5)     32.69%       5.78%(5)   13.95%      23.24%      32.04%

+ On July 1, 2006, the Fund converted into a Feeder Fund of the PNC Long-Short Master Fund LLC. Performance information prior to July 1, 2006 was that of the stand-alone fund.

(1) Total return is calculated for all the members taken as a whole. A member's return may vary from these returns based on the timing of capital transactions. Total return is calculated for the period indicated.

(2) Does not include expenses of the Investment Funds in which the Master Fund invests. The expense ratio (expense and incentive fee ratio) is calculated for all members taken as a whole. The computation of such ratios based on the amount of expenses and incentive fee assessed to a member's capital may vary from these ratios based on the timing of capital transactions. The Manager has contractually agreed to waive certain Fund expenses. See Note 2 in Notes to Financial Statements.

(3) Portfolio turnover represents the Master Fund's portfolio turnover for July 1, 2006 to March 31, 2007, the year ended March 31, 2007 and period ended September 30, 2008. Portfolio turnover for the Fund from April 1, 2006 to June 30, 2006 was 0.00%. Portfolio turnover is calculated for the period indicated.

(4)  Annualized

(5)  Not annualized

    The accompanying notes are an integral part of the financial statements.

PNC LONG-SHORT FUND LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2008

1.   ORGANIZATION

     PNC Long-Short Fund LLC (formerly Mercantile Long-Short Manager Fund LLC), the "Fund", is a limited liability company organized under the laws of the state of Delaware and registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, investment management company. The Fund was formed on May 8, 2002 and commenced investment operations on December 30, 2002. On August 11, 2005, the Board of Directors (the "Board") approved a plan to restructure the Fund as a feeder fund in a master-feeder structure. The plan was approved by the members at a special meeting held on October 7, 2005. On July 1, 2006, the Fund transferred all of its investable assets totaling $47,654,658, including its interests in the underlying investment funds to PNC Long-Short Master Fund LLC (formerly Mercantile Long-Short Manager Master Fund LLC), the "Master Fund", a registered, non-diversified, closed-end investment company with the same investment objective as the Fund. The Fund's interests ("Interests") are registered under the Securities Act of 1933, as amended, but are subject to substantial limits on transferability and resale.

     The Fund's investment objective is to seek equity-like capital appreciation while attempting to limit risk through the use of a multi-strategy, multi-manager, diversified investment philosophy. The Fund seeks to achieve this objective by investing substantially all of its investable assets into the Master Fund. The Master Fund's investment objective is to seek equity-like capital appreciation while attempting to limit risk through the use of a multi-strategy, multi-manager, diversified investment philosophy principally by investing in investment vehicles, typically referred to as hedge funds ("Investment Funds") managed by third-party investment managers ("Investment Managers") who employ a variety of alternative investment strategies that have either a low correlation with the equity and fixed income markets, or that, when balanced with other strategies, lower the correlation of the Master Fund's total performance to the equity and fixed income markets. The primary focus is in hedged equity strategies though there may also be investments in debt and other instruments. Investments may include long/short equity strategies that encompass general, sector-specific, international, emerging markets, and short-biased strategies. In addition to hedged equity, the Master Fund may also invest in opportunistic hedge funds that utilize distressed and event driven strategies. The performance of the Fund is directly affected by the performance of the Master Fund. Attached are the financial statements of the Master Fund and should be read in conjunction with the Fund's financial statements. The Fund owns 94.8% of the Master Fund as of September 30, 2008.

     The Board has overall responsibility to manage and control the business operations of the Fund on behalf of the members. At least a majority of the Board consists of persons who are not "interested persons" (as defined in the 1940 Act).

     PNC Capital Advisors, Inc. (formerly Mercantile Capital Advisors, Inc.), the "Manager", serves as the investment manager of the Fund and Master Fund. The Manager oversees the management of the day-to-day operations of the Fund under the supervision of the Fund's Board of Directors. The Manager is registered as an investment adviser under the Advisers Act of 1940 (the "Advisers Act") and is a corporation formed under the laws of the State of Maryland. The Manager was a wholly-owned subsidiary of Mercantile-Safe Deposit and Trust Company, which, in turn, was wholly-owned by Mercantile Bankshares Corporation ("Mercantile Bankshares"). On March 2, 2007, Mercantile Bankshares merged into and with The PNC Financial Services Group, Inc. ("PNC"). As a result of the merger, the Manager is now indirectly wholly owned by PNC, a financial holding company. The

PNC LONG-SHORT FUND LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2008

     acquisition by PNC of the indirect controlling interest in the Manager resulted in an "assignment," as that term is defined in the 1940 Act, of the prior investment management agreement which automatically terminated in accordance with its terms. The Manager continued to provide investment management services to the Fund and the Master Fund under interim investment management agreements (collectively the "Interim Investment Management Agreements") approved by the Board of Directors, from March 2, 2007 through July 20, 2007, when the Fund's members approved the new investment management agreements.

     At September 30, 2008, PNC Investment Corp., an affiliate of the Manager, had a capital balance in the Fund of $20,621,069.

     The Manager has delegated its responsibilities for formulating a continuing investment program for the Master Fund and investment decisions regarding the purchases and withdrawals of interests in the Investment Funds to Advantage Advisers Management LLC (the "Adviser"). The Adviser is registered as an investment adviser under the Advisers Act.

     Generally, initial and additional subscriptions for Interests by eligible members may be accepted at such times as the Fund may determine. The Fund reserves the right to reject any subscriptions for Interests in the Fund. The Fund from time to time may offer to repurchase outstanding Interests pursuant to written tenders by members. These repurchases will be made at such times and on such terms as may be determined by the Board, in its complete and absolute discretion.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America. The following is a summary of the significant accounting policies followed by the Fund:

     A.   PORTFOLIO VALUATION
          The net asset value of the Fund is determined as of the close of business at the end of each month. The net asset value of the Fund equals the value of the assets of the Fund, respectively, less liabilities, including accrued fees and expenses.

          The Fund's investment in the Master Fund represents substantially all of the Fund's assets. All investments owned are carried at value which is the portion of the net asset value of the Master Fund held by the Fund. The accounting for and valuation of investments by the Master Fund is discussed in the notes to the financial statements for the Master Fund, which are attached to this report.

          In September, 2006, the Financial Accounting Standards Board ("FASB") released STATEMENT OF FINANCIAL ACCOUNTING STANDARDS ("SFAS") No. 157, which provides enhanced guidance for using fair value to measure assets and liabilities. The PNC Long-Short Fund adopted SFAS No. 157 on April 1, 2008. SFAS No. 157 establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical

PNC LONG-SHORT FUND LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2008

          assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

               - Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

               - Level 2 -- Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

               - Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

          As required by SFAS No.157, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 consider several inputs and may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The table below sets forth information about the level within the fair value hierarchy at which the Fund's investments in Master Fund are measured at September 30, 2008:

                             Level 1   Level 2     Level 3        Total
                             -------   -------   -----------   -----------
Investments in Master Fund     $--       $--     $39,231,132   $39,231,132
                               ---       ---     -----------   -----------

          The following is a reconciliation of the investments in Master Fund in which significant unobservable inputs (Level 3) were used in determining value:

                                Change in                           Net
  Beginning                     unrealized                       investment        Ending
Balance as of     Realized     appreciation/   Net purchase/   loss allocated    Balance as
   3/31/08      gain/(loss)   (depreciation)      sales          from Master     of 9/30/08
-------------   -----------   --------------   -------------   --------------   -----------
 $47,624,045      $694,454     $(3,803,754)     $(4,824,649)     $(458,964)     $39,231,132
 -----------      --------     -----------      -----------      ---------      -----------

     B.   INCOME RECOGNITION AND SECURITY TRANSACTIONS
          Dividend income is recorded on the ex-dividend date. Security transactions are recorded on the effective date of the subscription in, or redemption out of, the Master Fund. The Fund will bear, as an investor in the Master Fund, its share of the income, realized and unrealized gains and losses of the Master Fund.

     C.   SEGREGATED ACCOUNT
          A portion of the investment in the Master Fund is segregated to finance the repurchase of Interests from the tender offers.

PNC LONG-SHORT FUND LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2008

     D.   FUND EXPENSES
          The Fund will bear all expenses incurred in its business other than those that the Manager assumes. The expenses of the Fund include, but are not limited to, the following: legal fees; administrative fees; auditing fees; costs of insurance; registration expenses; expenses of meetings of the Board and members; all costs with respect to communications to members; and other types of expenses as may be approved from time to time by the Board. The Fund will bear, as an investor in the Master Fund, its share of the fees and expenses of the Master Fund. The Master Fund pays the expense allocated to, and incurred by, the Fund and is reimbursed by the Fund through the redemption of Interests in the Fund.

          The Fund's costs and expenses incurred in connection with the restructuring of the Fund as a feeder fund in a master-feeder structure, including organizational costs of the Master Fund and costs incurred in connection with the initial offering of the Master Fund's interests were paid by the Manager. The Fund will bear the remaining portion of such costs and expenses, subject to the Expense Limitation Agreement (as discussed herein), pursuant to which the Manager has agreed to limit the Fund's total ordinary operating expenses (excluding the Incentive Fee, if any) for a period of two years following the master-feeder restructuring.

     E.   EXPENSE LIMITATION
          Pursuant to the Expense Limitation Agreement, the Manager has contractually agreed to waive and/or reimburse the Fund's expenses to the extent necessary to ensure that the Fund's annualized ordinary operating expenses (excluding the Incentive Fee, if any) will not exceed 2.08% of the Fund's average net assets. The Expense Limitation Agreement will remain in effect through June 30, 2009 and will automatically renew for successive one year periods thereafter unless the Manager provides written notice of termination at least 30 days prior to the end of the then-current term.

     F.   INCOME TAXES
          The Fund intends to operate and has elected to be treated as a partnership for federal income tax purposes. Each member is individually responsible for the tax liability or benefit relating to their distributive share of taxable income or loss. Accordingly, no provision for federal income taxes is reflected in the accompanying financial statements.

          Management has analyzed the Funds' tax position taken on federal income tax returns for all open tax years and has concluded that as of September 30, 2008, no provision for income tax would be required in the Funds' financial statements. The Funds' federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

     G.   DISTRIBUTION POLICY
          The Fund has no present intention of making periodic distributions of its net investment income or capital gains, if any, to members. The amount and frequency of distributions, if any, will be determined in the sole discretion of the Board.

     H.   INVESTMENT IN REGISTERED INVESTMENT COMPANY
          The Fund invests in a registered investment company, SEI Daily Income Trust Money Market Fund, for cash management purposes. At September 30, 2008, there was no investment in this registered investment company.

PNC LONG-SHORT FUND LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2008

     I.   CAPITAL ACCOUNTS
          Net profits or net losses of the Fund for each fiscal period will be allocated to the capital accounts of members as of the last day of each fiscal period in accordance with members' respective investment percentages of the Fund. Net profits or net losses will be measured as the net change in the value of the net assets of the Fund during a fiscal period, before giving effect to any repurchases of interest in the Fund, and excluding the amount of any items to be allocated to the capital accounts of the members of the Fund, other than in accordance with the members' respective investment percentages.

     J.   RESTRICTED CASH
          The Fund holds non-interest bearing restricted cash, which serves as collateral for the note payable for the tender offer.

     K.   USE OF ESTIMATES
          The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Manager to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reported period. The Manager believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

3.   RELATED PARTY TRANSACTIONS

     A.   INCENTIVE FEES
          The Fund pays the Manager an annual incentive fee ("Incentive Fee"), payable at the fiscal period-end (the "Incentive Period"), equal to 10% of each member's net profits in excess of such member's Loss Carryforward Amount. The "Loss Carryforward Amount" for each member commences at zero and, for each Incentive Period, is increased or reduced by the net losses or net profits, respectively, allocated to each member's capital account for such Incentive Period. The Manager will pay the Adviser to the Master Fund one-half of the Incentive Fee.

     B.   ADMINISTRATION AND OTHER FEES
          The Fund has also retained the Manager to serve as the administrator and pays the Manager an administration fee. The Manager has retained SEI Investments Global Funds Services ("SEI") to serve as sub-administrator whereby SEI provides administrative, accounting, and investor services, as well as serves in the capacity of transfer and distribution disbursing agent for the Fund. As compensation for services provided, the Manager pays SEI a fee pursuant to a written agreement between the Manager and SEI.

          SEI Private Trust Company serves as custodian and escrow agent for the Fund's assets.

     C.   BOARD FEES
          The Fund pays each Director an annual retainer of $1,000. The Directors will not receive any fees from the Fund for attending regular Board meetings, but the Fund will pay each Director $500, plus expenses, for each special or telephonic meeting if such meeting is called solely for the Fund. Total amounts incurred related to Board meetings by the Fund for the six-month period ended September 30, 2008 were $34,605, which includes $30,752 allocated from Master.

PNC LONG-SHORT FUND LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2008

4.   CONCENTRATION OF RISK

     The Master Fund invests primarily in Investment Funds that are not registered under the 1940 Act and invest in, and actively trade securities and other financial instruments using different strategies and investment techniques that may involve significant risks. The Master Fund's concentration of risk is discussed in the notes to the Master Fund's financial statements.

5.   FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

     In the normal course of business, the Investment Funds in which the Master Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. The Master Fund's off balance sheet risk in these financial instruments is discussed in the notes to the Master Fund's financial statements.

6.   GUARANTOR OBLIGATIONS AND INDEMNIFICATIONS

     In the normal course of business the Fund enters into contracts that contain a variety of warranties and representations, which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

7.   INVESTMENT TRANSACTIONS

     For the six-month period ended September 30, 2008, aggregate purchases of the Master Fund amounted to $125,351 and aggregate sales of the Master Fund amounted to $4,950,000.

8.   TENDER OFFERS

     On February 26, 2008, the Fund offered to purchase in cash an amount of Interests or portions of Interest up to $2.5 million of the net assets of the Fund tendered by members of the Fund at a price equal to the net asset value at June 30, 2008. Tenders with an estimated value in the amount of $2,500,000 were received and accepted by the Fund from limited members. A non-interest bearing Promissory Note was issued by the Fund entitling the members to a payment on or about 30 days after June 30, 2008. Members received an initial payment of $2,250,000 on July 31, 2008 and the remaining amount will be paid promptly after completion of the Fund's March 31, 2009 year-end audit.

     On May 28, 2008, the Fund offered to purchase in cash an amount of Interests or portions of Interest up to $2.5 million of the net assets of the Fund tendered by Members of the Fund at a price equal to the net asset value at September 30, 2008. Tenders with a value in the amount of $2.5 million were received and accepted by the Fund from Members. A non-interest bearing Promissory Note was issued by the Fund entitling the members to payment on or about 30 days after September 30, 2008. Members received an initial payment of $2,250,000 on October 31, 2008 and the remaining amount will be paid promptly after completion of the Fund's March 31, 2009 year-end audit.

     On August 26, 2008, the Fund offered to purchase in cash an amount of Interests or portions of Interest up to $2.5 million of the net assets of the Fund tendered by Members of the Fund at a price equal to the net asset value at December 31, 2008. Tenders with an estimated value in the amount of $2.5 million were received and accepted by the Master Fund from Members. A non-interest bearing Promissory Note was issued by the Fund entitling the members to a payment on or about 30 days after December 31, 2008.

PNC LONG-SHORT FUND LLC
BOARD APPROVAL OF INVESTMENT MANAGEMENT AND ADVISORY AGREEMENTS (UNAUDITED) SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2008

At a meeting held on May 12, 2008, the Directors of the Master Fund and the Fund, including a majority of the Directors who are not "interested persons" (as such term is defined in Section 2(a)(19) of the 1940 Act (the "Independent Directors")), met in person and voted to approve the renewal of the Investment Management Agreements separately between the Master Fund and the Manager and the Fund and the Manager.

The assets of the Master Fund are actively managed and, the Fund, as a feeder fund, seeks to achieve its investment objective by investing substantially all of its assets in the Master Fund. In consideration of the services that the Manager provided under the investment management agreement, the Master Fund pays the Manager an asset-based fee. As an investor in the Master Fund, the Fund bears its pro rata share of the asset-based fee. In addition to the asset-based fee paid by the Master Fund, the Fund pays the Manager a performance-based incentive fee pursuant to the Investment Management Agreement between the Manager and the Fund.

In reaching their decision to approve the renewal of the Investment Management Agreement, the Directors of the Master Fund, with the assistance of independent legal counsel, considered their legal responsibilities and evaluated the Investment Management Agreement in light of the related information they had requested and received from the Manager. The Directors reviewed these materials with the management of the Manager and the Master Fund; legal counsel to the Master Fund; and independent legal counsel to the Directors. The Directors are received a memorandum from independent legal counsel discussing the legal standards for their consideration of the approval of the Investment Management Agreements. The Directors also discussed the proposed approval with counsels in an executive session, at which no representatives of the Manager were present. The Directors considered whether such approval would be in the best interests of the Master Fund and its members, focusing primarily on the nature and quality of the services provided by the Manager and the overall fairness of the Investment Management Agreement. In their deliberations, the Directors did not rank the importance of any particular information or factor considered, and it is presumed that each Director attributed different weights to the various factors.

With respect to the nature, extent and quality of investment management services to be provided by the Manager under the Investment Management Agreement to the Master Fund, the Directors considered the experience and staffing of the personnel of the Manager dedicated to performing services for the Master Fund. The Directors noted that the Investment Management Agreement for the Master Fund authorizes the Manager to employ investment advisers to assist in the performance of any or all of the investment management services to the Master Fund under the Manager's supervision, and that pursuant to such authority the Manager had retained Advantage Advisers Management LLC (the "Adviser") to provide a continuing investment program for the Master Fund, including research and management of the investments and other assets. The Directors also considered the Manager's procedures to oversee and monitor the investment activities of the Adviser and the Manager's compliance program. Based on this review, the Directors concluded that the Manager had the capabilities, resources and personnel necessary to act as the investment manager.

The Directors also considered the annualized returns of the Fund for the calendar year-to-date, one-year, three-year, five-year and since inception periods ended March 31, 2008 in comparison to relevant market indices and standard deviation (which reflects the overall risk of the portfolio). The comparative information showed that the Funs outperformed the annual returns of the HFRX Equity Hedge Index for the calendar year-to-date, one-year, three-year, five-year and since inception periods ended March 31, 2008. The Directors concluded that the Fund's overall performance was satisfactory. In addition to the performance information received by the Directors at the meeting, the Directors routinely receive detailed performance information with respect to the Feeder Funds at other regular Board meetings.

PNC LONG-SHORT FUND LLC
BOARD APPROVAL OF INVESTMENT MANAGEMENT AND ADVISORY AGREEMENTS (UNAUDITED) SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2008

The Directors also assessed the asset-based management fee and performance-based incentive fee, together with the total expense ratios of the Master Fund and the Fund as compared to the fees and expenses of the peer group of investment companies with a similar investment strategy and structure that was based on publicly available sources and provided by the Manager. The Directors recognized that it is difficult to make comparisons of the management fees because of variations in the services that are included in the fees paid by peer investment companies. The Directors noted that the fee structure provides for a performance-based incentive fee that increases the Manager's fee level when performance exceeds certain standards. The fee structure provides for a performance-based incentive fee equal to 10% of each Fund member's net profits for such incentive period in excess of a member's loss carryforward amount, which commences at zero and is increased or reduced each incentive period by the net losses or net profits, respectively, allocated to such member's capital account for such incentive period. The Directors also considered that the Manager has entered into an expense limitation agreement with respect to the Fund, whereby it agreed to waive and/or reimburse the Fund's expenses to the ensure that the Fund's annualized ordinary operating expenses do not exceed 2.08%, and that the Manager agreed to continue the expense limitation agreement until June 30, 2009. The Directors considered the Manager's profitability in providing services to the Master Fund and the Fund, taking into account the fees and other benefits realized by the Manager or any of its affiliates as a result of its role as investment manager and the direct and indirect expenses incurred by the Manager in providing these services. At the request of the Directors, the Manager provided information concerning the profitability of the Manager's investment advisory activities for the twelve month period ended December 31, 2007. The Directors also reviewed the methods of allocation used by the Manager in preparing the profitability analysis. The Directors also considered the costs and benefits related to the services provided by the Manager and its affiliates from their relationship with the Funds. The Directors recognized that it is difficult to make comparisons of profitability to other investment advisory and administrative agreements because comparative information is not generally publicly available and may be affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser's capital structure and cost of capital. The Directors also assessed areas in which the Funds benefit from economies of scale. The Directors recognized that the Manager should be entitled to earn a reasonable level of profits for its services. Based upon their review, the Directors concluded that they were satisfied that the profitability information provided by the Manager did not suggest that the Manager's level of profitability from its relationship was excessive and that the asset-based management fee and performance-based incentive fee were fair and reasonable.

Based on their evaluation of all material factors, including those described above, the Directors concluded that the terms of the Investment Management Agreements were reasonable and fair and that the approval of the renewal of the Investment Management Agreements was in the best interests of the Master Fund and Fund and its members.

At the same meeting held on May 12, 2008, the Board of Directors of the Master Fund, including a majority of the Independent Directors, approved the renewal of the Investment Advisory Agreement between the Manager, the Adviser and the Master Fund.

In connection with such approval, the Directors considered, with the assistance of their independent counsel, their legal responsibilities and reviewed materials they had requested and received from the Adviser. The materials contained specific information to assist the Directors in their consideration of the renewal of the Investment Advisory Agreement. The Directors carefully evaluated these materials with the Adviser and the Manager, and were advised by counsel to the Master Fund and independent counsel to the Directors with respect to their deliberations. The Directors also received a memorandum from independent counsel discussing the legal standards for their consideration of the approval of the Investment Advisory Agreement.

PNC LONG-SHORT FUND LLC
BOARD APPROVAL OF INVESTMENT MANAGEMENT AND ADVISORY AGREEMENTS (UNAUDITED) SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2008

The Directors also discussed the approval of the Investment Advisory Agreement in an executive session with counsels, at which no representatives of the Adviser or the Manager were present. In their deliberations, the Directors did not identify any particular information that was all-important or controlling, and each Director may have attributed different weights to the various factors.

The Directors considered whether the continuance would be in the best interests of the Master Fund and its members, an evaluation based primarily on the nature and quality of the services provided by the Adviser and the overall fairness of the Investment Advisory Agreement to the Master Fund. In considering the nature and quality of the services, the Directors considered the investment and business operations capabilities of the Adviser. Based on this review, the Directors concluded that the Adviser had the capabilities, resources and personnel necessary to manage the Master Fund.

With respect to the overall fairness of the agreement, the Directors considered the fee structure of the agreement and the profitability of the Adviser from its association with the Master Fund. The Directors considered information provided by the Adviser regarding the fees it received from similar advisory arrangements and that this fee is paid by the Manager. The Directors also considered that the advisory fee structure provides for incentive fees payable by the Manager to the Adviser when the performance exceeds certain levels and that such fees are paid by the Manager. The Directors recognized that it is difficult to make comparisons of profitability to other investment management contracts because comparative information is not generally publicly available and may be affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser's capital structure and cost of capital. The Directors recognized that the Adviser should be entitled to earn a reasonable level of profits for services it provides. The Directors did not put great weight on the Adviser's profitability but recognized that the negotiation of the subadvisory fee is an arms' length transaction between the Manager and the Adviser. The Directors noted that the assets of the Master Fund had not yet grown to the point where real economies of scale could be realized.

The Directors concluded that, based on the services that the Adviser would provide to the Master Fund under the agreement and the expenses incurred by the Adviser in the performance of such services, the compensation to be paid to the Adviser was fair and reasonable.

PNC LONG-SHORT FUND LLC
OTHER INFORMATION (UNAUDITED)
SEPTEMBER 30, 2008

PORTFOLIO HOLDINGS DISCLOSURE

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund's Forms N-Q are available on the Commission's web site at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-239-0418; and (ii) on the Commission's website at http://www.sec.gov.

PNC LONG-SHORT MASTER FUND LLC
SEMI-ANNUAL REPORT (UNAUDITED)
SEPTEMBER 30, 2008

PNC LONG-SHORT MASTER FUND LLC
CONTENTS (UNAUDITED)
SEPTEMBER 30, 2008

                                                                            PAGE
                                                                            ----
Fund Commentary .........................................................     2
FINANCIAL STATEMENTS
Schedule of Investments .................................................     7
Statement of Assets and Liabilities .....................................     9
Statement of Operations .................................................    10
Statements of Changes in Members' Capital ...............................    11
Statement of Cash Flows .................................................    12
Financial Highlights ....................................................    13
Notes to Financial Statements ...........................................    14
Liquidity of Investment Funds ...........................................    21
Board Approval of Investment Management and Advisory Agreements .........    22
Other Information .......................................................    25

PNC LONG-SHORT MASTER FUND LLC
FUND COMMENTARY (UNAUDITED)
SEPTEMBER 30, 2008

Dear Members:

PNC Long-Short Master Fund(1) (the "Fund") declined 7.68%, net of all fees, expenses and incentive allocations, for the six months ended September 30, 2008 (the "Reporting Period").

The Fund produced positive returns in two of the six months during the Reporting Period. While the Fund's objective continued to be to provide investors global equity exposure with less risk than a traditional "long-only" global equity strategy, the impact of what can only be described as one of the most turbulent periods ever for the world financial markets was severe. Most of the Fund's setback occurred during the third calendar quarter of 2008, and most especially in September. Hedge funds generally suffered their worst month of performance on record in September, and, in fact, several of the Fund's experienced sub-fund managers with superior long-term track records faced double-digit draw-downs during the month.

On the positive side, while the market and economic conditions of the Reporting Period clearly impacted our predominantly hedged equity portfolio, consisting of both U.S. and international focused sub-funds, many of the Fund's sub-fund managers were able to adjust their exposures in the face of the increasingly unstable marketplace. Such adjusted exposures did help many of these sub-fund managers to protect capital. Also, while the Fund's absolute return during the Reporting Period was disappointing and even frustrating, it is worth noting that on a relative basis, the Fund outperformed worldwide equity markets as well as the HFRX Equity Hedge Index.(2) For the Reporting Period, the S&P 500 Index(3) declined 10.87%, the MSCI World Index(4) fell 16.66%, and the HFRX Equity Hedge Index dropped 9.27%.

Especially in times such as this, it is important to maintain a long-term perspective. Since its inception on December 27, 2002, the Fund has gained 6.30%, net of all fees, expenses and incentive allocations, on an annualized basis through September 30, 2008.

MARKET AND ECONOMIC REVIEW

Legend has it that there is a Chinese curse: "May you live in interesting times." Certainly the six months ended September 30, 2008 were just that, as the world financial markets were plagued with near total collapse the likes of which had not been seen since the Great Depression. In mid-March, just before the Fund's Reporting Period began, JPMorgan Chase purchased Bear Stearns, then Wall Street's fifth-largest investment bank, under pressure from the Federal Reserve Board (the "Fed"). During the Reporting Period, government-sponsored enterprises Fannie Mae and Freddie Mac and insurer AIG came under the control of the Fed. Lehman Brothers filed for bankruptcy. Merrill Lynch merged with Bank of America. Wachovia was in talks to be sold to either Citigroup or Wells Fargo or a combination of the two. Morgan Stanley and Goldman Sachs were restructured to become bank holding companies. A ban on short selling was instituted on almost 1,000 select financial and other companies.

The impact on the hedge fund industry, as well as the broad financial markets, of these actions was severe. Lehman Brothers' bankruptcy caused counterparty losses to some hedge funds. Liquidation of credit instruments from Lehman Brothers' balance sheet resulted in foreign investors selling cash bonds and prime brokers seeking to reduce lending. Bank loans suffered disproportionately, as they owned the most leverage. The short selling ban prevented managers from properly hedging their portfolios, resulting in many managers suffering losses as they were squeezed out of their short sales. Across the board, de-leveraging and de-risking by investors put pressure on investment securities.

PNC LONG-SHORT MASTER FUND LLC
FUND COMMENTARY (UNAUDITED)
SEPTEMBER 30, 2008

Due to the massive de-leveraging that took place, hedge funds overall did not perform well. As hedge funds reduced their gross exposures, they sold their long positions and covered their short positions. The net effect was that long positions went down, and short positions either went up or did not go down as much. Indeed, very few hedge funds were able to handle the extreme and unpredictable volatility. Thus, performance, for the most part, was negative for the Reporting Period. After all, there was virtually nowhere for hedge fund managers to go. Equity markets, both in the U.S. and internationally, experienced exceptional volatility and dramatic sector rotation. Fixed income markets completely seized up, given fears of counterparty risk. Commodities were negatively impacted by fears of a sustained global economic slowdown. July 2008, for example, witnessed the largest one-month commodity index correction in 28 years. Overall, the markets were, to put it plainly, overwhelmed by emotion.

FUND REVIEW

As Investment Adviser, we carefully evaluated the Fund's strategies and strategy allocation throughout the Reporting Period and made changes in an effort to further diversify the portfolio for enhanced risk management and increased potential returns.

As of September 30, 2008, there were 15 managers in the Fund, as we added one manager and did not redeem any during the Reporting Period. Of the 15 hedge funds in the Fund at the end of September 2008, four generated positive returns during the Reporting Period. In all, the managers in the Fund employed six strategies over the course of the Reporting Period. Of the six strategies in use, unfortunately none generated positive returns during the Reporting Period.

- TRADING STRATEGIES - Trading strategies generally employ investments in equity, debt, currencies and commodities across multiple sectors, economies, market capitalizations and more based on macroeconomic modeling. These strategies as a whole produced the best performance for the Fund on a relative basis. Cipher Composite Fund, L.P. ("Cipher"), a systematic commodity trading adviser, and Peak Select Partners L.P. ("Peak Select"), the Fund's global macro manager that trades commodities, fixed income, currencies and equities, both exist in the Fund's portfolio as diversifiers and diversify is exactly what they did during this tumultuous time for the equity markets. Both managers benefited based on their view of long-term trends in commodities. Peak Select, in particular, was able to take advantage of the trend reversals in commodities and in currencies seen during the Reporting Period. Peak Select put a short crude oil position in May when crude oil was trading at approximately $125 per barrel. Since then, Peak Select profited nicely on that trade, as crude oil prices fell below $90 per barrel in September. Peak Select was also positioned long the U.S. dollar and short the euro, another trade that boosted their results, as the U.S. dollar strengthened. The trading strategies component of the Fund shifted slightly from 9.3% at the end of March 2008 to just below 11.2% of the Fund's net assets at the end of September 2008.

- INTERNATIONAL HEDGED EQUITY STRATEGIES - With three managers in this area at the end of the Reporting Period, the international strategies component was the second-best performing group for the Fund. Horseman Global Fund, L.P. ("Horseman"), a global long/short equity fund, was the top performer within the group and the only one to generate positive returns. Horseman positioned its portfolio net short late last year to reflect the overall poor investment climate, and such positioning proved prudent. Specifically, Horseman profited from being short banks, financials, Chinese cement makers and Chinese property developers. Having the ability to be short the market remains a major advantage that hedge funds have over traditional long-only managers. Effective April 1, 2008, we added Firebird Global Fund II, L.P. ("Firebird"), a global fund focused on public and private equity

PNC LONG-SHORT MASTER FUND LLC
FUND COMMENTARY (UNAUDITED)
SEPTEMBER 30, 2008

     investments in frontier markets, early stage companies, and out-of-favor industries. Firebird tends to invest principally in emerging growth companies and emerging markets, such as Saudi Arabia and Mongolia, that are overlooked by more traditional investors. The manager was added to provide the Fund with geographic diversification into markets that have been shown to historically have a relatively low correlation with the rest of the world. During the Reporting Period, however, Firebird performed poorly, as the global bear market and the credit crisis destroyed all appetite for risk, creating catastrophic market conditions for small-cap and emerging market equities, including frontier markets. Once liquidity returns to the markets, we expect Firebird's performance to improve dramatically, as the sub-fund manager currently has no leverage and a significant cash position. Such a profile positions Firebird well, in our view, to take advantage of opportunities created by the crisis. The Fund's allocation to international hedged equity strategies went from 16.6% of the Fund's net assets at the start of the Reporting Period to 20.5% of the Fund's net assets at the end of September 2008.

- U.S. HEDGED EQUITY STRATEGIES - U.S. hedged equity strategies generally involve taking a secondary position with the expressed purpose of counterbalancing a known risk involved with a primary position. This can be accomplished by taking positions in specifically related securities for specific risks or by purchasing index options for market risks. During the Reporting Period, the two managers of the U.S. hedged equity strategies component generated modestly negative results. Blue Harbour Strategic Value Partners, L.P. ("Blue Harbour"), the Fund's "friendly activist" sub-fund, generated small losses but did a good job protecting capital considering that it maintained a strong net long bias. Blue Harbour's ability to preserve capital was a function primarily of stock selection and its active value initiatives. Indeed, Blue Harbour, which takes a private equity approach to public company investing wherein it seeks to capitalize on the managing principal's extensive investment experience and network of relationships, sees great opportunities created by the recent environment, as CEOs, with their company's stock prices down so substantially, feel great pressure to unlock value. Wynnefield Partners Small Cap Value, L.P. ("Wynnefield"), the Fund's small-cap value manager, also did an admirable job protecting capital during the Reporting Period. Wynnefield also anticipates attractive opportunities to put money to work over the near term, as other hedge funds are being forced to sell some companies well known to and well liked by Wynnefield at distressed prices. For this reason, as of the third quarter of 2008, Wynnefield is opening its fund to new investment for the first time since February 2003. The U.S. hedged equity strategy component of the Fund shifted from 15.5% of the Fund's net assets at the close of March 2008 to 17.8% of the Fund's net assets at the end of September 2008.

- EVENT HEDGED EQUITY STRATEGIES - Event hedged equity strategies, in general, are approaches that seek to benefit from merger arbitrage, equity restructurings, spin-offs, stub trades, asset sales and liquidations. This strategy had been a strong performer for the Fund up until July 2008. Both Harbinger Capital Partners Fund I, L.P. ("Harbinger"), which manages a long/short event/distressed investment strategy, and Owl Creek II, L.P. ("Owl Creek"), an opportunistic, event-driven, bottom-up global portfolio, had expressed successful long commodities and short financial positions for some time. However, that popular hedge fund trade unwound in July and both sub-funds suffered as a result. In the last months of the Reporting Period, both sub-fund managers reduced their exposure to that long commodity/short financial position. Indeed, at the end of the Reporting Period, Owl Creek was considering establishing long positions in the credit of some financial institutions. Harbinger saw attractive opportunities, at the end of the Reporting Period, in the wireless spectrum space. The third manager in this component, Castlerigg Partners, L.P., which is a global event-driven portfolio that invests primarily in risk arbitrage and event-driven distressed situations, such as mergers and

PNC LONG-SHORT MASTER FUND LLC
FUND COMMENTARY (UNAUDITED)
SEPTEMBER 30, 2008

     acquisitions, faced a particularly challenging time in these markets. The credit crisis made it difficult to obtain financing for corporate deals, thus making it an especially tough environment for merger arbitrage managers. Event hedged equity strategies comprised 19.4% of the Fund's net assets at the end of March 2008 and 20.8% at the end of September 2008.

- CREDIT STRATEGIES - Credit strategies may consist of several investment categories within the credit space, including leveraged loans, distressed debt and other special situations such as secured aircraft loans, municipal bonds, real estate and high yield securities. During what was a most challenging time for the credit markets, this strategy performed poorly. Long-biased Camulos Partners LP ("Camulos"), the Fund's single credit strategy manager, struggled. Camulos is a multi-strategy credit and special situations fund, whose investment objective is to achieve long-term capital growth primarily through investing in a range of credits, loans and special situation debt securities mostly in North America and Europe. In light of recent conditions in the credit markets and its lagging performance, Camulos asked investors to participate in a "fund restructuring," whereby if investors agreed to lock up their capital for a year, they would pay reduced fees. If an investor chooses not to participate in the restructuring, their assets would be placed in a liquidating trust. Greater than 85% of investors, including the Fund, decided to participate in the restructuring, and we remain hopeful that credit market conditions improve such that Camulos can generate positive returns for the Fund going forward. The Fund's allocation to credit strategies was 5.9% at the end of March 2008 and 6.1% at the end of the Reporting Period.

- SECTOR HEDGED EQUITY STRATEGIES - Sector hedged equity strategies are strategies that focus on specific sectors of the markets, such as telecommunications, healthcare, real estate, energy or technology. Typically both long and short strategies will be used to target positive returns. With four managers in this component, the sector hedged equity strategies as a group was the weakest performer for the Fund during the Reporting Period. That said, Artis Technology Qualified 2X (Institutional), L.P. ("Artis"), the Fund's technology manager, generated positive returns during the period. Artis' top long contributors included Broadcom, Comverse Technology, Marvell Technology, Powerwave Technologies and Research in Motion. DAFNA Fund, L.L.C., Series A ("DAFNA"), the Fund's biotechnology manager, also generated positive returns during the Reporting Period, as small-cap biotechnology stocks finally began to awaken after several years of underperformance. Such a rebound was due to the fact that larger biotechnology companies had a good amount of cash and were buying smaller biotechnology companies at high premiums, in some instances greater than 100%. Conversely, TCS Capital II, L.P. ("TCS"), the Fund's media/telecommunications manager, suffered based on the turmoil in the financial markets and poor macroeconomic conditions. Some of its core long positions, such as Central European Media, were down in sizable double-digits during the Reporting Period, despite having met or beaten expectations. Prior to 2008, TCS had delivered five years of strong performance. Lucas Energy Total Return Partners, L.P. ("Lucas Energy") also lost ground during the Reporting Period. Lucas Energy primarily invests in energy equities and secondarily in other natural resource-related equities and operates as an asset-oriented value buyer, seeking to identify companies that offer the lowest cost, most durable reserves and cash flow. Lucas Energy suffered, as the general reduction in credit and leverage in the markets had investors racing out of commodities and energy stocks. Still, Lucas Energy had cash to deploy and, toward the end of the Reporting Period, began doing just that as it

PNC LONG-SHORT MASTER FUND LLC
FUND COMMENTARY (UNAUDITED)
SEPTEMBER 30, 2008

     saw excellent value in the sector following the drawdown. The Fund's allocation to this component shifted from 26.3% of the Fund's net assets at March 31, 2008 to 34.7% of the Fund's net assets at September 30, 2008.

STRATEGY AHEAD

We are disappointed with the Fund's absolute performance during the Reporting Period, but certainly, as discussed, conditions were extraordinarily challenging. Importantly, despite the difficult market conditions, we intend to maintain the same investment process and discipline that we have used in the past. Thus, for example, while we believe the Fund is well diversified by strategy, geography, sector and market capitalizations, as Investment Adviser, we continue to look for ways to enhance its diversification. We also continue to evaluate the Fund and each of its sub-fund managers, assessing risks and looking for potential opportunities. In carefully monitoring how each manager has handled its portfolio during the recent turmoil, we are pleased to report that the managers as a group have not, to date, taken undue risks nor "swung for the fences" to try to recoup losses. Rather, each is prudently reducing its gross and net exposures in an effort to reduce risk during these uncertain times. Yet, given the magnitude of many of their drawdowns, we intend to continue to assess not only their security selection and portfolio management skills, but also their ongoing viability as businesses.

As we near the end of 2008, we also want to address media discussions about year-end hedge fund withdrawals. We have surveyed all of the Fund's managers and do not expect any of them to experience withdrawals that would result in major issues for them. Indeed, despite the challenging market environment or perhaps even because of it, we believe there are compelling opportunities for several of the Fund's managers to generate positive returns going forward. In our view, the Fund's managers as a group are actively navigating this turbulent period in such a way as to be better positioned to participate in a future recovery.

Sincerely,

ADVANTAGE ADVISERS MANAGEMENT, LLC

(1) THE FUND COMMENCED INVESTMENT OPERATIONS ON JULY 1, 2006. THE PERFORMANCE AND PORTFOLIO HOLDINGS DISCUSSED HEREIN INCLUDE THE PAST PERFORMANCE AND PORTFOLIO HOLDINGS OF A PREDECESSOR FUND WITH THE SAME INVESTMENT OBJECTIVE AND STRATEGIES THAT TRANSFERRED ALL OF ITS ASSETS TO THE FUND ON JULY 1, 2006.

(2) THE HFRX EQUITY HEDGE INDEX IS AN INVESTABLE HEDGE FUND INDEX DESIGNED TO PROVIDE RETURNS THAT REFLECT THE PERFORMANCE OF THE EQUITY HEDGE SECTOR OF THE HEDGE FUND UNIVERSE.

(3) THE S&P 500 INDEX IS A CAPITALIZATION WEIGHTED INDEX OF 500 OF THE LARGEST COMPANIES TRADING ON THE NYSE, AS SELECTED BY STANDARD & POOR'S. WIDELY REGARDED AS THE STANDARD FOR MEASURING LARGE-CAP U.S. STOCK MARKET PERFORMANCE, THE INDEX INCLUDES EXPOSURE IN ALL SECTORS AND INDUSTRIES. AN INVESTOR MAY NOT INVEST DIRECTLY INTO THE INDEX.

(4) THE MSCI WORLD INDEX IS A FREE FLOAT-ADJUSTED MARKET CAPITALIZATION WEIGHTED INDEX THAT IS DESIGNED TO MEASURE THE EQUITY MARKET PERFORMANCE OF DEVELOPED MARKETS. AS OF JUNE 2007, THE MSCI WORLD INDEX CONSISTED OF THE FOLLOWING 23 DEVELOPED MARKET COUNTRY INDICES: AUSTRALIA, AUSTRIA, BELGIUM, CANADA, DENMARK, FINLAND, FRANCE, GERMANY, GREECE, HONG KONG, IRELAND, ITALY, JAPAN, NETHERLANDS, NEW ZEALAND, NORWAY, PORTUGAL, SINGAPORE, SPAIN, SWEDEN, SWITZERLAND, THE UNITED KINGDOM, AND THE UNITED STATES. AN INVESTOR MAY NOT INVEST DIRECTLY INTO THE INDEX.

SOME INDICES ARE UNMANAGED AND RETURNS DO NOT REFLECT FEES AND CHARGES ASSOCIATED WITH SECURITIES.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

PNC LONG-SHORT MASTER FUND LLC
SCHEDULE OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2008

            INVESTMENT STRATEGY AS A PERCENTAGE OF TOTAL INVESTMENTS

                                  (PIE CHART)

Sector Hedged Equity          32%
Event Hedged Equity           19%
International Hedged Equity   18%
U.S. Hedged Equity            16%
Trading                       10%
Credit                         5%

                                                                               % OF
                                                                             MEMBERS'
INVESTMENT FUNDS*                                    COST         VALUE       CAPITAL
-----------------                                -----------   -----------   --------
SECTOR HEDGED EQUITY
   Artis Technology Qualified 2X, L.P.**         $ 2,857,622   $ 5,612,302     13.56%
   DAFNA Fund, L.L.C., Series A                    1,978,980     3,028,528      7.31
   Lucas Energy Total Return Partners II           3,000,000     2,778,705      6.71
   TCS Capital II, L.P.                            1,852,411     2,951,342      7.13
                                                 -----------   -----------    ------
      Total Sector Hedged Equity                   9,689,013    14,370,877     34.71
EVENT HEDGED EQUITY
   Castlerigg Partners, L.P.                       1,500,000     1,246,701      3.01
   Harbinger Capital Partners Fund I, L.P.         2,500,000     3,182,049      7.69
   Owl Creek II, L.P.                              4,000,000     4,178,750     10.09
                                                 -----------   -----------    ------
      Total Event Hedged Equity                    8,000,000     8,607,500     20.79
INTERNATIONAL HEDGED EQUITY
   Firebird Global Fund II, L.P.                   1,000,000       698,354      1.69
   Horseman Global Fund, L.P.                      1,588,673     4,799,894     11.59
   Kingdon Associates, L.P.**                      1,855,667     2,985,253      7.21
                                                 -----------   -----------    ------
      Total International Hedged Equity            4,444,340     8,483,501     20.49
U.S. HEDGED EQUITY
   Blue Harbour Strategic Value Partners, L.P.     4,000,000     3,284,327      7.93
   Wynnefield Partners Small Cap Value, L.P.       2,041,100     4,115,790      9.94
                                                 -----------   -----------    ------
      Total U.S. Hedged Equity                     6,041,100     7,400,117     17.87
TRADING
   Cipher Composite Fund, L.P.**                   1,513,156     2,682,412      6.48
   Peak Select Partners L.P.                       1,302,237     1,944,723      4.70
                                                 -----------   -----------    ------
      Total Trading                                2,815,393     4,627,135     11.18
CREDIT
   Camulos Partners, L.P.                          3,500,000     2,520,284      6.09
                                                 -----------   -----------    ------
      Total Credit                                 3,500,000     2,520,284      6.09
                                                 -----------   -----------    ------
   Total Investment Funds                        $34,489,846   $46,009,414    111.13%
                                                 ===========   ===========    ======

*    All investments are non-income producing.

**   Fund investment fully or partially segregated to cover tender offers.

    The accompanying notes are an integral part of the financial statements.

PNC LONG-SHORT MASTER FUND LLC
SCHEDULE OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2008

As of September 30, 2008, the value of the Master Fund's investments by country as a percentage of members' capital is as follows:

COUNTRY                         COST          VALUE
-------                     -----------   ------------
Great Britain - 11.59%      $ 1,588,673    $ 4,799,894
United States - 99.54%       32,901,173     41,209,520
                            -----------    -----------
                            $34,489,846    $46,009,414
                            ===========    ===========

The aggregate cost of investments for tax purposes is expected to be similar to book cost of $34,489,846. Net unrealized appreciation on investments for tax purposes was $11,519,568 consisting of $13,991,197 of gross unrealized appreciation and $2,471,629 of gross unrealized depreciation.

The investments in Investment Funds shown on the previous page, representing 111.13% of members' capital, have been fair valued in accordance with procedures established by the Board of Directors.

    The accompanying notes are an integral part of the financial statements.

PNC LONG-SHORT MASTER FUND LLC
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
SEPTEMBER 30, 2008

ASSETS
Investment Funds, at value (cost $34,489,846)                    $46,009,414
Investment in registered investment company, at
   value (cost $302,120)*                                            302,120
Due from feeder funds                                                446,798
Dividend income receivable                                               616
Prepaid directors' fees                                               11,779
Prepaid expenses                                                      50,177
                                                                 -----------
        Total assets                                              46,820,904
                                                                 -----------
LIABILITIES
Due to feeder funds for tender offers                              5,200,000
Management fee payable                                               122,096
Administration fee payable                                            38,673
Line of credit facility fee payable                                    1,875
Other accrued expenses                                                56,096
                                                                 -----------
        Total liabilities                                          5,418,740
                                                                 -----------
        Net assets                                               $41,402,164
                                                                 ===========
MEMBERS' CAPITAL
Capital                                                          $24,726,080
Accumulated net investment loss                                   (2,277,946)
Accumulated net realized gain on investments                       7,434,462
Net unrealized appreciation on investments                        11,519,568
                                                                 -----------
        Members' capital                                         $41,402,164
                                                                 ===========

*    See Note 2 in Notes to Financial Statements.

    The accompanying notes are an integral part of the financial statements.

PNC LONG-SHORT MASTER FUND LLC
STATEMENT OF OPERATIONS (UNAUDITED)
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2008

INVESTMENT INCOME
Dividend income                                               $    20,049
                                                              -----------
OPERATING EXPENSES
Management fees                                                   325,102
Administration fees                                                53,393
Directors' fees                                                    32,359
Chief Compliance Officer fees                                       3,932
Audit and tax fees                                                 48,658
Interest expense                                                      365
Legal fees                                                         19,630
Custodian fees                                                      2,670
Printing fees                                                       6,757
Other expenses                                                     10,180
                                                              -----------
        Operating expenses                                        503,046
                                                              -----------
        Net investment loss                                      (482,997)
                                                              -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments                                  725,666
Net change in unrealized appreciation on investments
                                                               (4,008,215)
                                                              -----------
        Net realized and unrealized loss on investments        (3,282,549)
                                                              -----------
Net decrease in members' capital from operating activities    $(3,765,546)
                                                              ===========

    The accompanying notes are an integral part of the financial statements.

PNC LONG-SHORT MASTER FUND LLC
STATEMENTS OF CHANGES IN MEMBERS' CAPITAL

FOR THE YEAR ENDED MARCH 31, 2008

FROM OPERATING ACTIVITIES
Net investment loss                                               $(1,036,403)
Net realized gain on investments                                    6,235,121
Net change in unrealized appreciation
on investments                                                     (2,829,591)
                                                                  -----------
        Net increase in members' capital
        from operating activities                                   2,369,127
                                                                  -----------
MEMBERS' CAPITAL TRANSACTIONS
Proceeds from sales of Interests                                    1,050,500
Cost of Interests repurchased                                      (9,282,371)
                                                                  -----------
        Net decrease in members' capital
        from capital transactions                                  (8,231,871)
                                                                  -----------
MEMBERS' CAPITAL
Balance at beginning of year                                       55,949,118
                                                                  -----------
Balance at end of year                                            $50,086,374
                                                                  ===========
FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2008 (unaudited)

FROM OPERATING ACTIVITIES
Net investment loss                                               $  (482,997)
Net realized gain on investments                                      725,666
Net change in unrealized appreciation
on investments                                                     (4,008,215)
                                                                  -----------
        Net decrease in members' capital
        from operating activities                                  (3,765,546)
                                                                  -----------
MEMBERS' CAPITAL TRANSACTIONS
Proceeds from sales of Interests                                      231,336
Cost of Interests repurchased                                      (5,150,000)
                                                                  -----------
        Net decrease in members' capital
        from capital transactions                                  (4,918,664)
                                                                  -----------
MEMBERS' CAPITAL
Balance at beginning of period                                     50,086,374
                                                                  -----------
Balance at end of period                                          $41,402,164
                                                                  ===========

    The accompanying notes are an integral part of the financial statements.

PNC LONG-SHORT MASTER FUND LLC
STATEMENT OF CASH FLOWS (UNAUDITED)
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2008

CASH FLOWS FROM OPERATING ACTIVITIES
Net decrease in members' capital from operating activities        $(3,765,546)
Adjustments to reconcile net decrease in
 members' capital from operations to net cash
 provided by operating activities
   Net change in unrealized appreciation on investments             4,008,215
   Net realized gain on investments                                  (725,666)
   Purchases of investments                                        (1,000,000)
   Proceeds from the sale of investments                            1,520,782
   Net purchase of short-term investments                            (302,120)
   Decrease in fund investments made in advance                     3,000,000
   Decrease in receivable for fund investments sold                 4,614,232
   Increase in due from feeder funds                                 (301,388)
   Decrease in dividend income receivable                               1,539
   Increase in prepaid directors' fees                                (11,779)
   Decrease in prepaid expenses                                         7,617
   Decrease in management fee payable                                 (26,457)
   Decrease in Chief Compliance Officer fees payable                     (843)
   Increase in administration fee payable                              23,871
   Decrease in line of credit facility fee payable                    (10,625)
   Increase in other accrued expenses                                  28,453
                                                                  -----------
        Net cash provided by operating activities                   7,060,285
                                                                  -----------
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sales of Interests                                      231,336
Cost of Interests repurchased                                      (5,150,000)
Increase in due to feeder funds for tender offers                     100,000
                                                                  -----------
        Net cash used in financing activities                      (4,818,664)
                                                                  -----------
        Net increase in cash and cash equivalents                   2,241,621

CASH AND CASH EQUIVALENTS
Beginning of period                                                (2,241,621)
                                                                  -----------
End of period                                                     $        --
                                                                  ===========
SUPPLEMENTAL INFORMATION:
Interest paid on line of credit*                                  $       365
                                                                  ===========

*    See Note 9 in Notes to Financial Statements.

    The accompanying notes are an integral part of the financial statements.

PNC LONG-SHORT MASTER FUND LLC
FINANCIAL HIGHLIGHTS

                                      SIX-MONTH
                                     PERIOD ENDED      YEAR      PERIOD
                                    SEPTEMBER 30,     ENDED       ENDED
                                         2008       MARCH 31,   MARCH 31,
                                     (UNAUDITED)       2008       2007+
                                    -------------   ---------   ---------
Total return (1)                       (7.68)%          4.11%     11.33%
Net assets, end of period (000's)    $41,402         $50,086    $55,949
RATIOS TO AVERAGE NET ASSETS
Net investment loss                    (1.84)%(3)      (1.80)%    (1.92)%(3)
Operating expenses (2)                  1.92%(3)        1.85%      1.96%(3)
Portfolio turnover rate                 1.98%(4)       32.69%      5.78%(4)

+ The Fund was seeded on May 10, 2006 and commenced investment operations on July 1, 2006.

(1) Total return is calculated for all the Members taken as a whole. A member's return may vary from these returns based on the timing of capital transactions. The total return is calculated for the period indicated.

(2) Does not include expenses of the Investment Funds in which the Master Fund invests. The expense ratio is calculated for all Members taken as a whole. The computation of such ratios based on the amount of expenses assessed to a member's capital may vary from these ratios based on the timing of capital transactions.

(3)  Annualized.

(4)  Not annualized.

    The accompanying notes are an integral part of the financial statements.

PNC LONG-SHORT MASTER FUND LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2008

1.   ORGANIZATION

     PNC Long-Short Master Fund LLC (formerly Mercantile Long-Short Manager Master Fund LLC), the "Master Fund", is a limited liability company organized under the laws of the state of Delaware and registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a closed-end, non-diversified, investment management company. The Master Fund was formed on August 4, 2005 with operations commencing upon the transfer of $47,654,658 (comprised of $46,831,482 of fund investments, $727,501 of cash, and $95,675 of receivable from fund investments sold) from PNC Long-Short Fund LLC (formerly Mercantile Long-Short Manager Fund LLC) on July 1, 2006. Unrealized appreciation on the fund investments of $12,294,453 was included in the transfer. The Master Fund is a "master" fund within a "master-feeder" structure. Within this structure, one or more feeder funds (the "Members") invest all or substantially all of their investable assets in a master fund. The feeder funds' investment objectives are substantially the same as those of the Master Fund.

     The Master Fund's investment objective is to seek equity-like capital appreciation while attempting to limit risk through the use of a multi-strategy, multi-manager, diversified investment philosophy principally by investing in investment vehicles, typically referred to as hedge funds ("Investment Funds") managed by third-party investment managers ("Investment Managers") who employ a variety of alternative investment strategies that have either a low correlation with the equity and fixed income markets, or that, when balanced with other strategies, lower the correlation of the Master Fund's total performance to the equity and fixed income markets. The primary focus is in hedged equity strategies though there may also be investments in debt and other instruments. Investments may include long/short equity strategies that encompass general, sector-specific, international, emerging markets, and short-biased strategies. In addition to hedged equity, the Master Fund may also invest in opportunistic hedge funds that utilize distressed and event driven strategies.

     The Master Fund's Board of Directors (the "Board") has overall responsibility to manage and control the business operations of the Master Fund on behalf of the Members. At least a majority of the Board consists of persons who are not "interested persons" (as defined in the 1940 Act).

     PNC Capital Advisors, Inc. (formerly Mercantile Capital Advisors, Inc.), the "Manager", is the investment manager of the Master Fund and oversees the management of the day-to-day operations of the Master Fund under the supervision of the Master Fund's Board. The Manager is registered as an investment adviser under the Advisers Act of 1940 (the "Advisers Act") and is a corporation formed under the laws of the State of Maryland. The Manager was a wholly-owned subsidiary of Mercantile-Safe Deposit and Trust Company, which, in turn, was wholly-owned by Mercantile Bankshares Corporation ("Mercantile Bankshares"). On March 2, 2007, Mercantile Bankshares merged into and with The PNC Financial Services Group, Inc. ("PNC"). As a result of the merger, the Manager is now indirectly wholly-owned by PNC, a financial holding company. The acquisition by PNC of the indirect controlling interest in the Manager resulted in an "assignment," as that term is defined in the 1940 Act, of the prior investment management agreement which automatically terminated in accordance with its terms. The Manager continued to provide investment management services to the Master Fund under an interim investment management agreement (the "Interim Investment Management Agreement") approved by the Board of Directors, from March 2, 2007 through July 20, 2007, when the Members approved the new investment management agreement.

PNC LONG-SHORT MASTER FUND LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2008

     The Manager has delegated its responsibilities for formulating a continuing investment program for the Master Fund and investment decisions regarding the purchases and withdrawals of interests in the Investment Funds to Advantage Advisers Management LLC (the "Adviser"). The Adviser is registered as an investment adviser under the Advisers Act.

     Generally, initial and additional subscriptions for limited liability company interests ("Interests") by eligible Members may be accepted at such times as the Master Fund may determine. The Master Fund reserves the right to reject any subscriptions for Interests in the Master Fund. The Master Fund from time to time may offer to repurchase outstanding Interests pursuant to written tenders by Members. These repurchases will be made at such times and on such terms as may be determined by the Board, in its complete and absolute discretion.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The Master Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America. The following is a summary of the significant accounting policies followed by the Master Fund:

     A.   PORTFOLIO VALUATION
          The net asset value of the Master Fund is determined as of the close of business at the end of each month in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board.

          The net asset value of the Master Fund equals the value of the Master Fund's assets less the Master Fund's liabilities, including accrued fees and expenses. The Master Fund's investments in the Investment Funds are considered to be illiquid and can only be redeemed periodically. The Board has approved procedures pursuant to which the Master Fund values its investments in Investment Funds at fair value. In accordance with these procedures, the fair value of investments in Investment Funds, as of each month-end ordinarily is the value determined as of such month-end for each Investment Fund in accordance with each Investment Fund's valuation policies and reported at the time of the Master Fund's valuation. As a general matter, the fair value of the Master Fund's interest in an Investment Fund will represent the amount that the Master Fund could reasonably expect to receive from an Investment Fund if the Master Fund's ownership interest was redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Master Fund believes to be reliable. In the event that an Investment Fund does not report a month-end value to the Master Fund on a timely basis or the Adviser concludes that the value provided by the Investment Fund does not represent the fair value of the Master Fund's interest in the Investment Fund, the Master Fund would determine the fair value of such Investment Fund based on the most recent value reported by the Investment Fund, as well as any other relevant information available at such time.

          Considerable judgment is required to interpret the factors used to develop estimates of fair value. Accordingly, the estimates may not be indicative of the amounts the Master Fund could realize in a current market exchange and the differences could be material to the financial statements. The use of different factors or estimation methodologies could have a significant effect on the estimated fair value. The values assigned to these investments are based on available information and do not necessarily represent amounts that might ultimately be realized, as such amounts depend on future circumstances and cannot reasonably be determined until the individual investments are actually liquidated.

PNC LONG-SHORT MASTER FUND LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2008

          In September, 2006, the Financial Accounting Standards Board ("FASB") released STATEMENT OF FINANCIAL ACCOUNTING STANDARDS ("SFAS") No. 157, which provides enhanced guidance for using fair value to measure assets and liabilities. The PNC Long-Short Master Fund adopted SFAS No. 157 on April 1, 2008. SFAS No. 157 establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

               - Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

               - Level 2 -- Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

               - Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

          As required by SFAS No.157, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 consider several inputs and may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The table below sets forth information about the level within the fair value hierarchy at which the Master Funds' investments are measured at September 30, 2008:

                                   Level 1   Level 2     Level 3        Total
                                   -------   -------   -----------   -----------
Investments in other hedge funds     $--       $--     $46,009,414   $46,009,414
                                     ---       ---     -----------   -----------

          The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

                               Change in
 Beginning                    unrealized         Net     Net transfers       Ending
 Balance as     Realized     appreciation/   purchase/   in and/or out   Balance as of
 of 3/31/08   gain/(loss)   (depreciation)     sales       of Level 3       9/30/08
-----------   -----------   --------------   ---------   -------------   -------------
$49,812,745     $725,666     $(4,008,215)    $(520,782)       $--         $46,009,414
-----------     --------     -----------     ---------        ---         -----------

PNC LONG-SHORT MASTER FUND LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2008

     B.   INCOME RECOGNITION AND SECURITY TRANSACTIONS
          Dividend income is recorded on the ex-dividend date. Realized gains and losses from Investment Fund transactions are calculated on the average cost basis. Security transactions are recorded on the effective date of the subscription in, or redemption out of, the Investment Fund.

          Distributions from Investment Funds, if any, will be classified as investment income or realized gains in the Statement of Operations, or alternatively, as a decrease to the cost of the investments based on the U.S. income tax characteristics of the distribution if such information is available. In cases where the tax characteristics of a distribution from an Investment Fund are not available, such distribution will be classified as investment income.

     C.   FUND EXPENSES
          The Master Fund bears all expenses incurred in its business. The expenses of the Master Fund include, but are not limited to, the following: all costs and expenses related to investment transactions and positions for the Master Fund's account; legal fees; administrative fees; auditing fees; custodian fees; costs of insurance; expenses of meetings of the Board and Members; all costs with respect to communications to Members; and other types of expenses as may be approved from time to time by the Board. The Master Fund allocates the expenses it incurs to its Members. In addition, the Master Fund pays the expense allocated to, and incurred by, the Members and is reimbursed by the Members through the redemption of Interests by the Members.

          The managers of the Investment Funds in which the Master Fund invests also receive fees for their services. These allocations/fees include management fees based upon the net asset value of the Master Fund's investment and an incentive or performance fee based upon the Master Fund's share of net profits in the Investment Fund. For the six-month period ended September 30, 2008, allocations/fees for these services ranged from 1.0% to 3.0% annually for management fees and were 20% annually for the performance or incentive allocations.

     D.   INCOME TAXES
          The Master Fund intends to operate and has elected to be treated as a partnership for Federal income tax purposes. Each member is individually responsible for the tax liability or benefit relating to their distributive share of taxable income or loss. Accordingly, no provision for Federal income taxes is reflected in the accompanying financial statements.

          On behalf of non-U.S. Members, the Master Fund withholds and pays taxes on U.S. source income allocated from Investment Funds.

          Management has analyzed the Funds' tax position taken on federal income tax returns for all open tax years and has concluded that as of September 30, 2008, no provision for income tax would be required in the Funds' financial statements. The Funds' federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

PNC LONG-SHORT MASTER FUND LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2008

     E.   INVESTMENT IN REGISTERED INVESTMENT COMPANY
          The Master Fund invests in a registered investment company, SEI Daily Income Trust Money Market Fund, for cash management purposes. At September 30, 2008, this investment consisted of 302,120 shares which amounted to 0.7% of net assets.

     F.   SEGREGATED INVESTMENTS
          Certain investments have been segregated to finance the repurchase of Interests from tender offers.

     G.   CAPITAL ACCOUNTS
          Net profits or net losses of the Master Fund for each fiscal period will be allocated to the capital accounts of Members as of the last day of each fiscal period in accordance with Members' respective investment percentages of the Master Fund. Net profits or net losses will be measured as the net change in the value of the net assets of the Master Fund during a fiscal period, before giving effect to any repurchases of interest in the Master Fund, and excluding the amount of any items to be allocated to the capital accounts of the Members of the Master Fund, other than in accordance with the Members' respective investment percentages.

     H.   USE OF ESTIMATES
          The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Manager to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reported period. The Manager believes that the estimates utilized in preparing the Master Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

3.   RELATED PARTY TRANSACTIONS

     A.   MANAGEMENT FEE
          The Master Fund pays the Manager a quarterly management fee at the annual rate of 1.25% of the net asset value of the Master Fund as of the last day of the quarter including assets attributable to the Manager and before giving effect to any repurchases of Interests by the Master Fund that have not settled as of the end of the quarter. The Manager pays the Adviser half of the management fees earned from the Master Fund.

     B.   ADMINISTRATION AND OTHER FEES
          The Master Fund has also retained the Manager to serve as the administrator and pays the Manager an administration fee. The Manager has retained SEI Investments Global Funds Services ("SEI") to serve as sub-administrator whereby SEI provides administrative, accounting and investor services, as well as serves in the capacity of transfer and distribution disbursing agent for the Master Fund. As compensation for services provided, the Manager pays SEI a fee pursuant to a written agreement between the Manager and SEI.

          SEI Private Trust Company serves as custodian for the Master Fund's assets.

     C.   BOARD FEES
          Each Board member receives an annual retainer of $6,500 plus a fee for each meeting attended. The chairman of the Board also receives an additional annual fee of $3,333. The Master Fund also reimburses the Board members for all reasonable out of pocket expenses. Total amounts incurred related to Board meetings by the Master Fund for the six-month period ended September 30, 2008 were $32,359.

PNC LONG-SHORT MASTER FUND LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2008

4.   CONCENTRATION OF RISK

     The Master Fund invests primarily in Investment Funds that are not registered under the 1940 Act and invest in, and actively trade securities and other financial instruments using different strategies and investment techniques, including leverage, which may involve significant risks. These Investment Funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Investment Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility of the Investment Funds' net asset value.

     Various risks are also associated with an investment in the Master Fund, including risks relating to the multi-manager structure of the Master Fund, risks relating to compensation arrangements and risks relating to limited liquidity.

5.   FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

     In the normal course of business, the Investment Funds in which the Master Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, and interest rate, credit default and total return equity swaps contracts. The Master Fund's risk of loss in these Investment Funds is limited to the value of these investments reported by the Master Fund. The Master Fund itself does not invest directly in securities with off-balance sheet risk.

6.   GUARANTOR OBLIGATIONS AND INDEMNIFICATIONS

     In the normal course of business the Master Fund enters into contracts that contain a variety of warranties and representations, which provide general indemnifications. The Master Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Master Fund that have not yet occurred. However, the Master Fund expects the risk of loss to be remote.

7.   INVESTMENT TRANSACTIONS

     For the six-month period ended September 30, 2008, the aggregate purchases and sales of investments (excluding short-term securities) were $1,000,000 and $1,520,782, respectively.

8.   TENDER OFFERS

     On February 26, 2008, the Master Fund offered to purchase in cash an amount of Interests or portions of Interest up to $2.6 million of the net assets of the Master Fund tendered by Members of the Master Fund at a price equal to the net asset value at June 30, 2008. Tenders with a value in the amount of $2,600,000 were received and accepted by the Master Fund from Members. Members received a payment of $2,600,000 on July 30, 2008.

     On May 28, 2008, the Master Fund offered to purchase in cash an amount of Interests or portions of Interest up to $2.6 million of the net assets of the Master Fund tendered by Members of the Master Fund at a price equal to the net asset value at September 30, 2008. Tenders with a value in the amount of $2,600,000 were received and accepted by the Master Fund from Members. Members received payment of $2,600,000 on October 31, 2008.

PNC LONG-SHORT MASTER FUND LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2008

     On August 26, 2008, the Master Fund offered to purchase in cash an amount of Interests or portions of Interest up to $2.6 million of the net assets of the Master Fund tendered by Members of the Master Fund at a price equal to the net asset value at December 31, 2008. Tenders with an estimated value in the amount of $2,600,000 were received and accepted by the Master Fund from Members. Members are entitled to receive payment of $2,600,000 on or about 30 days after January 31, 2009.

9.   LINE OF CREDIT

     The Master Fund has a line of credit with Boston Private Bank & Trust Company. The Master Fund pays a facility fee to Boston Private Bank & Trust Company equal to one quarter of one percent of the amount of the facility. For the six-month period ended September 30, 2008 the Master Fund had borrowings of $300,000 over a period of 7 days at an interest rate of 6.25%. As of September 30, 2008, there were no borrowings outstanding.

PNC LONG-SHORT MASTER FUND LLC
LIQUIDITY OF INVESTMENT FUNDS (UNAUDITED)
SEPTEMBER 30, 2008

INVESTMENT FUNDS                                  LIQUIDITY
----------------                                 -----------
   Artis Technology Qualified 2X, L.P.            Quarterly
   Blue Harbour Strategic Value Partners, L.P.    Annually
   Castlerigg Partners, L.P.                      Quarterly
   Camulos Partners, L.P.                         Quarterly
   Cipher Composite Fund, L.P.                     Monthly
   DAFNA Fund, L.L.C., Series A                   Quarterly
   Firebird Global Fund II, L.P.                 Semi-Annual
   Lucas Energy Total Return Partners II           Monthly
   Harbinger Capital Partners Fund I, L.P.        Quarterly
   Horseman Global Fund, L.P.                      Monthly
   Kingdon Associates, L.P.                       Quarterly
   Owl Creek II, L.P.                             Annually
   Peak Select Partners L.P.                       Monthly
   TCS Capital II, L.P.                           Quarterly
   Wynnefield Partners Small Cap Value, L.P.      Quarterly

PNC LONG-SHORT MASTER FUND LLC
BOARD APPROVAL OF INVESTMENT MANAGEMENT AND ADVISER AGREEMENTS (UNAUDITED) SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2008

At a meeting held on May 12, 2008, the Directors of the Master Fund, including a majority of the Directors who are not "interested persons" (as such term is defined in Section 2(a)(19) of the 1940 Act (the "Independent Directors")), met in person and voted to approve the renewal of the Investment Management Agreement between the Master Fund and the Manager.

In reaching their decision to approve the renewal of the Investment Management Agreement, the Directors of the Master Fund, with the assistance of independent legal counsel, considered their legal responsibilities and evaluated the Investment Management Agreement in light of the related information they had requested and received from the Manager. The Directors reviewed these materials with the management of the Manager and the Master Fund; legal counsel to the Master Fund; and independent legal counsel to the Directors. The Directors are received a memorandum from independent legal counsel discussing the legal standards for their consideration of the approval of the Investment Management Agreement. The Directors also discussed the proposed approval with counsels in an executive session, at which no representatives of the Manager were present. The Directors considered whether such approval would be in the best interests of the Master Fund and its members, focusing primarily on the nature and quality of the services provided by the Manager and the overall fairness of the Investment Management Agreement. In their deliberations, the Directors did not rank the importance of any particular information or factor considered, and it is presumed that each Director attributed different weights to the various factors.

With respect to the nature, extent and quality of investment management services to be provided by the Manager under the Investment Management Agreement for the Master Fund, the Directors considered the experience and staffing of the personnel of the Manager dedicated to performing services for the Master Fund. The Directors noted that the Investment Management Agreement for the Master Fund authorizes the Manager to employ investment advisers to assist in the performance of any or all of the investment management services to the Master Fund under the Manager's supervision, and that pursuant to such authority the Manager had retained Advantage Advisers Management LLC (the "Adviser") to provide a continuing investment program for the Master Fund, including research and management of the investments and other assets. The Directors also considered the Manager's procedures to oversee and monitor the investment activities of the Adviser and the Manager's compliance program. Based on this review, the Directors concluded that the Manager had the capabilities, resources and personnel necessary to act as the investment manager.

The Directors also considered the annualized returns of the feeder funds that invest all or substantially all of their investment assets in the Master Fund (the "Feeder Funds") for the calendar year-to-date, one-year, three-year, five-year and since inception periods ended March 31, 2008 in comparison to relevant market indices and standard deviation (which reflects the overall risk of the portfolio). The comparative information showed that the Feeder Funds outperformed the annual returns of the HFRX Equity Hedge Index for the calendar year-to-date, one-year, three-year, five-year and since inception periods ended March 31, 2008. The Directors concluded that the Fund's overall performance was satisfactory. In addition to the performance information received by the Directors at the meeting, the Directors routinely receive detailed performance information with respect to the Feeder Funds at other regular Board meetings.

The Directors also assessed the asset-based management fee, together with the total expense ratio, of the Master Fund and its Feeder Funds as compared to the fees and expenses of the peer group of investment companies with a similar investment strategy and structure that was based on publicly available sources and provided by the Manager. The Directors recognized that it is difficult to make comparisons of the management fees because of variations in the services that are included in the fees paid by peer investment companies. The Directors considered the Manager's profitability in providing services to the Master Fund, taking into account the fees and other benefits realized by the Manager or any of its affiliates as a result of its role as investment manager and the

PNC LONG-SHORT MASTER FUND LLC
BOARD APPROVAL OF INVESTMENT MANAGEMENT AND ADVISER AGREEMENTS (UNAUDITED) SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2008

direct and indirect expenses incurred by the Manager in providing these services. At the request of the Directors, the Manager provided information concerning the profitability of the Manager's investment advisory activities for the twelve month period ended December 31, 2007. The Directors also reviewed the methods of allocation used by the Manager in preparing the profitability analysis. The Directors also considered the costs and benefits related to the services provided by the Manager and its affiliates from their relationship with the Funds. The Directors recognized that it is difficult to make comparisons of profitability to other investment advisory and administrative agreements because comparative information is not generally publicly available and may be affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser's capital structure and cost of capital. The Directors also assessed areas in which the Funds benefit from economies of scale. The Directors recognized that the Manager should be entitled to earn a reasonable level of profits for its services. Based upon their review, the Directors concluded that they were satisfied that the profitability information provided by the Manager did not suggest that the Manager's level of profitability from its relationship was excessive and that the asset-based management fee was fair and reasonable.

Based on their evaluation of all material factors, including those described above, the Directors concluded that the terms of the Investment Management Agreement were reasonable and fair and that the approval of the renewal of the Investment Management Agreement was in the best interests of the Master Fund and its members.

At the same meeting held on May 12, 2008, the Board of Directors of the Master Fund, including a majority of the Independent Directors, approved the renewal of the Investment Advisory Agreement between the Manager, the Adviser and the Master Fund.

In connection with such approval, the Directors considered, with the assistance of their independent counsel, their legal responsibilities and reviewed materials they had requested and received from the Adviser. The materials contained specific information to assist the Directors in their consideration of the renewal of the Investment Advisory Agreement. The Directors carefully evaluated these materials with the Adviser and the Manager, and were advised by counsel to the Master Fund and independent counsel to the Directors with respect to their deliberations. The Directors also received a memorandum from independent counsel discussing the legal standards for their consideration of the approval of the Investment Advisory Agreement. The Directors also discussed the approval of the Investment Advisory Agreement in an executive session with counsels, at which no representatives of the Adviser or the Manager were present. In their deliberations, the Directors did not identify any particular information that was all-important or controlling, and each Director may have attributed different weights to the various factors.

The Directors considered whether the continuance would be in the best interests of the Master Fund and its members, an evaluation based primarily on the nature and quality of the services provided by the Adviser and the overall fairness of the Investment Advisory Agreement to the Master Fund. In considering the nature and quality of the services, the Directors considered the investment and business operations capabilities of the Adviser. Based on this review, the Directors concluded that the Adviser had the capabilities, resources and personnel necessary to manage the Master Fund.

With respect to the overall fairness of the agreement, the Directors considered the fee structure of the agreement and the profitability of the Adviser from its association with the Master Fund. The Directors considered information provided by the Adviser regarding the fees it received from similar advisory arrangements and that this fee is paid by the Manager. The Directors also considered that the advisory fee structure provides for incentive fees payable by the Manager to the Adviser when the performance exceeds certain levels and that such fees are paid by the Manager. The Directors recognized that it is difficult to make comparisons of profitability to other investment management contracts because comparative information is not generally publicly available and

PNC LONG-SHORT MASTER FUND LLC
BOARD APPROVAL OF INVESTMENT MANAGEMENT AND ADVISER AGREEMENTS (UNAUDITED) SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2008

may be affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser's capital structure and cost of capital. The Directors recognized that the Adviser should be entitled to earn a reasonable level of profits for services it provides. The Directors did not put great weight on the Adviser's profitability but recognized that the negotiation of the subadvisory fee is an arms' length transaction between the Manager and the Adviser. The Directors noted that the assets of the Master Fund had not yet grown to the point where real economies of scale could be realized.

The Directors concluded that, based on the services that the Adviser would provide to the Master Fund under the agreement and the expenses incurred by the Adviser in the performance of such services, the compensation to be paid to the Adviser was fair and reasonable.

PNC LONG-SHORT MASTER FUND LLC
OTHER INFORMATION (UNAUDITED)
SEPTEMBER 30, 2008

PORTFOLIO HOLDING DISCLOSURE

The Master Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Master Fund's Forms N-Q will be available on the Commission's web site at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Master Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available
(i) without charge, upon request, by calling 1-800-239-0418; and (ii) on the Commission's website at http://www.sec.gov.

MANAGER AND ADMINISTRATOR
PNC Capital Advisors, Inc.
Two Hopkins Plaza
Baltimore, Maryland 21201

ADVISER
Advantage Advisers Management LLC
200 Park Avenue
New York, NY 10166

SUB-ADMINISTRATOR
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL
Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

ITEM 2.    CODE OF ETHICS.

Not applicable.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.    SCHEDULE OF INVESTMENTS

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

There have been no changes to the Portfolio Managers.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared. Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) At the date of filing this Form N-CSR, there were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) are filed herewith.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            PNC Long-Short Fund LLC


By (Signature and Title)*               /s/ Kevin A. McCreadie
                                        --------------------------
                                        Kevin A. McCreadie
                                        Chief Executive Officer
Date: November 28, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ Kevin A. McCreadie
                                        --------------------------
                                        Kevin A. McCreadie
                                        Chief Executive Officer
Date: November 28, 2008


By (Signature and Title)*               /s/ Jennifer E. Spratley
                                        --------------------------
                                        Jennifer E. Spratley
                                        Chief Financial Officer
Date: November 28, 2008
* Print the name and title of each signing officer under his or her signature.